Term Loan (Tables)	12 Months Ended
Mar. 31, 2024
Term Loan Disclosure [Abstract]
Schedule of term loan [Table Text Block]
Balance, March 31, 2022	$9,375
Interest	273
Repayment	(1,991)
Foreign exchange movement	(518)
Balance, March 31, 2023	$7,139
Interest	212
Repayment	(1,742)
Foreign exchange movement	(1)
Balance, March 31, 2024	$5,608